SIGNIFICANT ACCOUNTING POLICIES AND FUTURE ACCOUNTING CHANGES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 d
Statement [Line Items]
Significant Accounting Policies And Future Accounting Changes 1	90